General information and organization (Tables)	12 Months Ended
Dec. 31, 2025
General Information Organization And Basis Of Preparation [Abstract]
Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs

As at December 31, 2025, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”)	Hong Kong	July 2016*	100%	Investment holding and music related services
Tencent Music (Beijing) Co., Ltd (“Beijing Tencent Music”)	PRC	July 2016*	100%	Technical support and consulting services
Yeelion Online Network Technology (Beijing) Co., Ltd. (“Yeelion Online”)	PRC	July 2016*	100%	Technical support and consulting services
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (“TME Tech Shenzhen”)	PRC	February 2017	100%	Technical support and consulting services
Guangzhou Shiyinlian Software Technology Co., Ltd. (“Guangzhou Shiyinlian”)	PRC	October 2019	100%	Technical support and consulting services
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016*	100%	Online music and entertainment related services
Beijing Kuwo Technology Co., Ltd. (“Beijing Kuwo”)	PRC	July 2016*	100%	Online music and entertainment related services
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016*	100%	Online music and entertainment related services
Shenzhen Lanren Online Technology Co., Ltd (“Shenzhen Lanren”)	PRC	March 2021	100%	Audio platform

* Representing the entities acquired by the Group on July 12, 2016.

Summary of Condensed Separate Financial Statements

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs on a combined basis.

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Total current assets	11,837	10,488
Total non-current assets	7,203	10,679
Total assets	19,040	21,167
Total current liabilities	(7,023)	(8,169)
Total non-current liabilities	(344)	(1,048)
Total liabilities	(7,367)	(9,217)

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Total revenues	26,770	27,180	30,804
Net loss	(302)	(723)	(698)
Net cash inflow from operating activities	518	406	3,107
Net cash outflow from investing activities	(430)	(323)	(3,578)
Net cash (outflow)/inflow from financing activities	(40)	77	1,380
Net increase in cash and cash equivalents	48	160	909
Cash and cash equivalents, beginning of the year	490	538	697
Exchange differences on cash and cash equivalents	-	(1)	-
Cash and cash equivalents, end of the year	538	697	1,606